- Rollforward (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Sep. 30, 2020
Real estate facilities
Balance at beginning of year	$ 3,073,364	$ 2,869,328	$ 3,024,389
Acquisitions	1,305,998	193,430	133,747
Improvements	47,566	6,264	12,479
Construction-in-progress	3,874	20,619	1,752
Other adjustments	0	0	(2,785)
Impairment Write Down	(30,734)	0	(2,352)
Sale of real estate assets	(121,635)	(16,277)	(297,902)
Balance at end of year	4,278,433	3,073,364	2,869,328
Accumulated depreciation
Balance at beginning of year	538,412	426,752	338,552
Depreciation and amortization expense	153,425	119,168	116,583
Less: Non-real estate assets depreciation expense	(7,769)	(3,584)	(1,554)
Less: Sale of real estate assets depreciation expense	(15,964)	(3,924)	(26,829)
Balance at end of year	668,104	538,412	426,752
Total real estate, net	$ 3,610,329	$ 2,534,952	$ 2,442,576	$ 3,545,939